Income Taxes - Summary of Significant Components of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Current:	$ 550	$ 649
Deferred tax assets, Non-current:	101,838	99,977
Deferred tax assets, Unrecognized deferred tax assets	101,933	100,626
Deferred Revenues And Other Provisions Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Current:	534	649
Deferred Revenues Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:
Operating Losses Carried Forward Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	83,699	81,731
Research And Development Costs Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	9,138	9,148
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	5,149	5,894
Employee Future Benefits Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	2,303	2,048
Property, Plant And Equipment Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	480	448
Share Issuance Expenses Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	342	467
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Non-current:	$ 272	$ 241